SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
NOTE 9 -	SUPPLEMENTARY BALANCE SHEET INFORMATION

a.	Cash and cash equivalents:

The balance as of December 31, 2014 and 2013 includes $3.7 million and $3.8 million, respectively, of highly liquid bank deposits. The deposits are mainly denominated in dollars and, as of December 31, 2014, bear weighted average annual interest of 0.09%.

b.	Accounts receivable:

1)	Trade:
	December 31,
	2014	2013
	U.S. dollars in
	thousands

Open accounts	$2,595	$1,241
Less - allowance for doubtful accounts *	-	-
	$2,595	$1,241

*         The changes in allowance for doubtful accounts are composed as follows:

	Years ended December 31,
	2014	2013	2012
	U.S. dollars in thousands

Balance at beginning of year	$-	$327	$308
Increase (decrease) during the year		-	66
Bad debt written off	-	(327)	(47)
Balance at end of year	$-	$-	$327

2)	Other:
	December 31,
	2014	2013
	U.S. dollars in
	thousands

Government of Israel	$-	$19
Employees	11	28
Sundry	223	118
	$234	$165
c.	Accounts payable and accruals - other:
	December 31,
	2014	2013
	U.S. dollars in
	thousands

Payroll and related expenses	$1,268	$515
Government institutions	659	377
Accrued vacation pay	92	104
Accrued expenses and sundry	287	157
	$2,306	$1,153